Capital Stock & Earnings (Loss) Per Share - Schedule of Changes in Common Shares Issued and Outstanding (Details) - shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Balance at beginning of period	2,887,428
Balance at end of period	9,714,186	2,887,428
OneMain Holdings, Inc. [Member]
Balance at beginning of period	134,494,172	114,832,895	114,832,895
Common shares issued	373,696	19,661,277
Balance at end of period	134,867,868	134,494,172	114,832,895